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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file
number                              811-07701
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                       GE LifeStyle Funds Inc
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               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
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               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT,06905
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                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
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Date of fiscal year end: 12/31
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Date of reporting period: 07/01/2004 - 06/30/2005
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

Item 1. Proxy Voting Record

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====================== GE CONSERVATIVE STRATEGY FUND ==========================

NO PROXIES VOTED DURING REPORTING PERIOD



====================== GE MODERATE STRATEGY FUND ==============================

NO PROXIES VOTED DURING REPORTING PERIOD



====================== GE AGGRESSIVE STRATEGY FUND ============================

NO PROXIES VOTED DURING REPORTING PERIOD



====================== GE CONSERVATIVE ALLOCATION FUND ========================

NO PROXIES VOTED DURING REPORTING PERIOD



====================== GE MODERATE ALLOCATION FUND ============================

NO PROXIES VOTED DURING REPORTING PERIOD



====================== GE AGGRESSIVE ALLOCATION FUND ==========================

NO PROXIES VOTED DURING REPORTING PERIOD


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


                                    SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  GE LifeStyle Funds Inc
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By (Signature and Title):  /S/ROBERT HERLIHY
                           -----------------------------------------------------
                           Robert Herlihy,
                           TREASURER, GE LIFESTYLE FUNDS
Date:  August 30, 2005
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